Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies and Recent Accounting Pronouncements
Schedule of partnership's revenues

Charterer	2025	2024	2023
A	40%	39%	41%
B	35%	34%	43%
C	25%	27%	16%
Total	100%	100%	100%